Significant Accounting Policies (Details) - Schedule of changes in liability for product warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in liability for product warranty [Abstract]
Balance	$ 2,237	$ 1,777
Provision for warranties issued during the year	2,977	3,381
Reduction for payments and costs to satisfy claims	(3,600)	(2,921)
Balance	$ 1,614	$ 2,237